                                       U.S. SECURITIES AND EXCHANGE COMMISSION
                                               Washington, D.C. 20549
                                                     FORM 24F-2
                               Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.)      Name and address of issuer:

         Transamerica Life Insurance and
         Annuity Company Separate Account VA-1
         1150 South Olive Street
         Los Angeles, CA  90015

2.)      Name of each series or class of funds for which this notice is filed:

         American Variable Insurance Series

3.)      Investment Company Act File Number:                           811-4940
         Securities Act File Number:                                   33-10914

4a.)     Last day of fiscal year for which this notice
         is filed:                                                     12/31/00

4b.)     Check box if this form is being filed late                    [      ]
         (more than 90 calendar days after the end of
         the issuer's fiscal year).

4c.)     Check box if this is the last time the issuer                 [      ]
         will be filing this Form.

5.)      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the
                  fiscal year pursuant to Section 24(f):               $53,506
         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:               $1,660,794

         (iii)    Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year ending
                  no earlier than October 11, 1995 that were not
                  previously used to reduce registration fees payable
                  to the Commission:                                   $______________

         (iv)     Total available redemption credits [Add Items 5(ii)
                  and 5(iii)]:                                         $1,660,794

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv),
                  subtract Item 5(iv) from Item 5(i):                  $0

         (vi)     Redemption credits available for use in future years --
                  if Item 5(i) is less than Item 5(iv) subtract Item 5(iv)
                  from Item 5(i):                                      $1,607,288

         (vii)    Multiplier for determining registration fee:          .00025

         (viii)   Registration fee due (multiply Item 5(v) by
                  Item 5(vii) (enter 0 if no fee is due):               $0

6.)      Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units)
         deducted here: ________.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  ________________.

7.)      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
         $------------------

8.)      Total of the amount of the registration fee due plus any
         interest due (line 5(viii) plus line 7):                               $0

9.)      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
         ---------------

         Method of Delivery:

         [    ]   Wire Transfer
         [    ]   Mail or other means
SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
By: ________________________________________
Susan Vivino
Second Vice President and Assistant Secretary

SEPARATE ACCOUNT VA-1 OF TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
By: __________________________________________
Susan Vivino
Second Vice President and Assistant Secretary

DATE: March 8, 2001

March 8, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Commissioners:

I refer to the Form 24f-2 dated March 8, 2001 with respect to the Registration Statements on Form N-4 relating to variable annuity policies funded by Separate Account VA-1 of Transamerica Life Insurance and Annuity Company (the “Account”). The initial Registration Statement registered an indefinite number of securities of the Account pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Form 24f-2 makes definite the amount of securities of the Account which were so registered under the Registration Statements.

I have examined and relied upon copies of the Registration Statements and all amendments thereto, as well as the Form 24f-2, and I have examined and relied upon originals, or copies certified to my satisfaction, of such corporate records, documents, certificates and other instruments as in my judgment are necessary or appropriate to enable me to render the opinion set forth below.

Based on the foregoing, I am of the opinion that the individual variable annuity policies funded by the Account and the units of interest thereunder, the registration of which the Form 24f-2 makes definite in amount, were duly authorized and legally issued, and are fully-paid and non-assessable.

I hereby consent to the use of this opinion in connection with the filing of the attached Form 24f-2.

Very truly yours,

David M. Goldstein
Senior Vice President
and Deputy General Counsel